Statutory and other information	12 Months Ended
Mar. 31, 2020
Statutory and other information
Statutory and other information

22. Statutory and other information	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Directors’ emoluments:
-Fees	0.6	0.7	0.7
-Share based compensation	2.7	1.9	1.5
-Other emoluments	0.9	1.8	1.1
Total Directors’ emoluments	4.2	4.4	3.3
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.7	0.5	0.4
- Audit related services (ii)	—	—	0.1
- Tax advisory services (iii)	0.2	0.2	0.2
Total fees	0.9	0.7	0.7
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit services (i)	0.1	0.1	—
Audit related services (ii)	—	—	0.1
Tax advisory services (iii)	0.1	0.1	0.2
Total fees	0.2	0.2	0.3
Depreciation of owned property, plant and equipment	683.5	633.4	548.7
Depreciation of property, plant and equipment held under finance leases	5.9	7.1	12.3
Lease charges, principally for aircraft (iv)	38.2	83.9	82.3

(i)

Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2020 €1,000 (2019: €1,000; 2018: €1,000) of audit fees relate to the audit of the Parent Company.

(ii)	Audit related services comprise financial due diligence services.
(iii)

Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(iv) Lease charges relates to leases with a duration of less than 12 months for which the Company availed of practical expedients on adoption of IFRS 16 in April 2019.

(a) Fees and emoluments - Executive Director	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Basic salary	0.50	1.06	1.06
Bonus (performance and target-related)	0.46	0.77	—
Share based compensation (i)	2.51	1.55	1.25
	3.47	3.38	2.31

(i) Includes €0.73m accounting charge in relation to 5m share options which vested in October 2019 and €1.78m accounting charge for 10m share options granted under the Group CEO’s new 5-year contract in February 2019.

During the years ended March 31, 2020, 2019, and 2018 Michael O’Leary was the only Executive Director. He waived his entitlement to an annual bonus in financial year 2018 following the pilot rostering failure of September 2017.

(b) Fees and emoluments – Non-Executive Directors	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Fees
David Bonderman (i)	0.10	0.10	0.10
Róisín Brennan (ii)	0.05	0.04	—
Michael Cawley	0.05	0.05	0.05
Emer Daly	0.05	0.05	0.02
Stan McCarthy (iii)	0.05	0.05	0.04
Charles McCreevy (iv)	—	0.03	0.05
Declan McKeon (v)	—	0.03	0.05
Kyran McLaughlin (i)	0.05	0.05	0.05
Howard Millar	0.05	0.05	0.05
Dick Milliken	0.05	0.05	0.05
Mike O’Brien	0.08	0.08	0.08
Julie O’Neill	0.05	0.05	0.05
James Osborne (vi)	—	—	0.02
Louise Phelan	0.05	0.05	0.05
	0.63	0.68	0.66
Emoluments
Share based compensation	0.15	0.29	0.27
Total	0.78	0.97	0.93

(i)	David Bonderman and Kyran McLaughlin resigned from the Board of Directors on May 31, 2020.
(ii)	Róisín Brennan was appointed to the Board of Directors effective in May 2018.
(iii)	Stan McCarthy was appointed to the Board of Directors effective in May 2017, and as Chairman from June 1, 2020.
(iv)	Charles McCreevy retired from the Board of Directors effective in September 2018.
(v)	Declan McKeon retired from the Board of Directors effective in September 2018.
(vi)	James Osborne passed away in August 2017.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined benefit plan. The total accumulated accrued benefit for Mr. O’Leary at March 31, 2020 was €0.1m (2019: €0.1m; 2018: €0.1m). Pension benefits have been computed in accordance with Section 6.1 of the Listing Rules of Euronext Dublin. Increases in transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11. No Non-Executive Directors are members of the Company defined benefit plan.

Mr. O’Leary is a member of a defined contribution plan. During the years ended March 31, 2020, 2019 and 2018 the Company did not make contributions to the defined contribution plan for Mr. O’Leary.  No Non-Executive Directors are members of the Company defined contribution plan.

(d)  Shares and share options

(i) Shares

Ryanair Holdings plc is listed on the Euronext Dublin, London and NASDAQ stock exchanges.

The beneficial interests as at March 31, 2020, 2019 and 2018 of the Directors in office at March 31, 2020 and of their spouses and dependent children in the share capital of the Company are as follows:

	No. of Shares at March 31,
	2020	2019	2018
David Bonderman	7,535,454	7,535,454	7,535,454
Michael Cawley	756,198	756,198	756,198
Emer Daly	3,260	3,260	3,260
Stan McCarthy	10,000	10,000	10,000
Kyran McLaughlin	255,000	225,000	225,000
Howard Millar	390,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Michael O’Leary	44,096,725	44,096,725	46,096,725
Julie O'Neill	1,000	1,000	—
Louise Phelan	30,000	30,000	6,825

(ii) Share options

The share options held by each Director in office at the end of fiscal year 2020 were as follows:

	No. of Options at March 31,
	2020	2019	2018
David Bonderman (a) (d)	80,000	80,000	30,000
Róisín Brennan (d)	50,000	50,000	—
Michael Cawley (a) (d)	80,000	80,000	30,000
Emer Daly (d)	50,000	50,000	—
Stan McCarthy (d)	50,000	50,000	—
Kyran McLaughlin (a) (d)	50,000	80,000	30,000
Howard Millar (c) (d)	80,000	80,000	30,000
Dick Milliken (a) (d)	80,000	80,000	30,000
Mike O'Brien (d)	50,000	50,000	—
Michael O’Leary (b) (e)	15,000,000	15,000,000	5,000,000
Julie O’Neill (a) (d)	80,000	80,000	30,000
Louise Phelan (a) (d)	80,000	80,000	30,000

(a)	30,000 options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015, these options vested in May 2019.
(b)	5,000,000 options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.35 (the market value at the date of grant), these options vested in July 2019.
(c)	30,000 options were granted to this Director at an exercise price of €11.38 (the market price at the date of grant) during fiscal year 2016, these options vested in May 2019.
(d)

50,000 options were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.

(e)

10,000,000 options were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to him still being an employee of the Company through July 31, 2024.

In fiscal year 2020 the Company incurred total share-based compensation expense of €2.7m (2019: €1.9m; 2018: €1.5m) in relation to Directors.